SALIENT MF TRUST

4265 San Felipe, Suite 800

Houston, Texas 77027

May 5, 2017

VIA EDGAR

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Salient MF Trust (“Registrant”)

File Nos.: 333-180225; 811-22678

Filing pursuant to Rule 497(j)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant hereby certifies that the Prospectus relating to Class R6 shares, as applicable to each series of the Registrant, effective May 1, 2017, and the Statement of Additional Information applicable to all series of the Registrant, effective May 1, 2017, that would have been filed pursuant to Rule 497(c) under the 1933 Act do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 22 (Accession No. 0001193125-17-147024) on April 28, 2017.

The Prospectus relating to Class A, Class C, Class I and Class F shares, as applicable to each series of the Registrant, effective May 1, 2017, was filed under Rule 497(c) on May 4, 2017 (Accession No. 0001193125-17-158955).

Sincerely,

/s/ Robert S. Naka
Robert S. Naka
Vice President